SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF WELLS FARGO US EQUITY FUNDS
For the Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Effective immediately, Robert M. Wicentowski, CFA is added as a portfolio manager to the Fund.
I. Prospectus Effective immediately, the Fund Management table included in the section entitled “Fund Summary” for the Fund, is replaced to reflect the addition of the portfolio manager.

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Justin P. Carr, CFA, Portfolio Manager / 2017 Greg W. Golden, CFA, Portfolio Manager / 2011 Robert M. Wicentowski, CFA, Portfolio Manager / 2019

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Robert M. Wicentowski, CFA Disciplined U.S. Core Fund

Mr. Wicentowski joined Wells Capital Management or one of its predecessor firms in 2016, where he currently serves as a Portfolio Manager and Analyst for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a Manager of Portfolio Research at WBI Investments, LLC. Prior to WBI Investments, Mr. Wicentowski served as a Senior Global Strategist for the Options Strategy Group for Wells Fargo Bank, N.A.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Robert M. Wicentowski, CFA[1]	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$1.82B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$537.29M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	43
	Total Assets Managed	$2.19B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$182.24M
1.	Robert M. Wicentowski, CFA became a portfolio manager of the Fund on June 30, 2019. The information presented in this table is as of July 31, 2018, at which time Robert M. Wicentowski, CFA was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management[1]
Robert M. Wicentowski, CFA	Disciplined U.S. Core Fund	$0[2]
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Robert M. Wicentowski, CFA became a portfolio manager of the Fund on June 30, 2019. The information presented in this table is as of July 31, 2018, at which time Robert M. Wicentowski, CFA was not a portfolio manager of the Fund.

July 1, 2019	LCIT079/P104SP